Fair Value Measurements - Additional Information - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) quotesPerInvestment	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) quotesPerInvestment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) quotesPerInvestment	Dec. 31, 2022 USD ($) quotesPerInvestment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Quotes per fixed income investment | quotesPerInvestment	3.3		3.3		2.9	2.9
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					$ 475.0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					475.0
Total, Privately-held Investments	$ 366.5		$ 366.5		489.9
Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0.0	$ 0.0	0.0	$ (6.7)	12.1	$ 0.0
Transfers in/(out)	0.0	0.0	0.0	0.0	5.3	0.0
Settlements and sales	$ (114.5)	(76.4)	$ (166.9)	(134.8)	(137.2)	(147.4)
Equity securities — Trading | Assets | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		0.0		(1.2)	6.6	0.0
Transfers in/(out)		0.0		0.0	0.0	0.0
Settlements and sales		$ 0.0		$ (0.2)	$ 0.0	$ (2.4)